STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended							3 Months Ended		12 Months Ended
	Nov. 25, 2024	Dec. 05, 2023	Sep. 15, 2021	Apr. 30, 2020	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Jan. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	200,000,000		200,000,000	100,000,000								200,000,000		200,000,000	200,000,000
Common stock, par value	$ 0.0002		$ 0.00005	$ 0.0001								$ 0.0002		$ 0.0002	$ 0.0002
Stock split			2-for-1
Reverse stock split	1-for-4
Number of shares issued												62,500
Number of shares issued, value												$ 296,875	$ 774,358
Number of shares issued, average per share				$ 0.00096								$ 13.00		$ 12.71
Number of shares issued as unrecognized compensation expense														452,875
Number of shares, cancelled				1,125,000
Treasury stock, common shares												2,500,000		2,500,000	2,500,000
Treasury stock value														$ 500	$ 500
Share price												$ 13.00		$ 12.71
Number of unvested units														169,829
Unrecognized compensation expense												$ 4,672,620		$ 4,930,679
Number of shares issued as stock option units												0		45,565
Total compensation expense														$ 978,234
Number of shares warrants exercised												250,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price														$ 10.30	$ 10.30
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price														$ 11.94	11.94
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share															$ 0.84
Number of shares issued as unrecognized compensation expense											8,750				13,334
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued														192,136
Number of shares issued as unrecognized compensation expense														192,136
Stock options vested description						the Company was issued 192,136 non-qualified stock option units (on a post-reverse split basis), with 60,043 units (on a post-reverse split basis) vesting immediately, and 12,008 units (on a post-reverse split basis) vesting quarterly commencing from December 1, 2023, with the remaining units vesting on June 1, 2026.
Share price						$ 10.784								$ 10.784
Number of unvested units														72,051
Unrecognized compensation expense														$ 776,998
Number of shares issued as unrecognized compensation expense, value														$ 2,071,995
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued														68,743
Number of shares issued						34,800	34,800	34,800	5,715	34,800	34,800			41,119
Number of shares issued, value						$ 389,753	$ 389,753	$ 389,753	$ 40,002	$ 389,753	$ 389,753			$ 825,000
Number of shares issued, average per share						$ 11.20	$ 11.20	$ 11.20	$ 7.00	$ 11.20	$ 11.20			$ 12.00
Other Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					44,086							22,154		174,680	87,495
Number of shares issued, value					$ 520,708							$ 268,753		$ 1,818,626	$ 881,969
Number of shares issued, average per share					$ 11.80							$ 12.13		$ 10.41	$ 10.52
Number of shares issued for service, value															$ 34,679
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share												$ 13.00			$ 11.08
Number of shares issued as unrecognized compensation expense														32,839	76,360
Number of shares issued with stock awards												84,874
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, average per share												$ 13.00		$ 12.50
Number of shares issued with stock awards												532,913
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued												11,692
Number of shares issued, value												$ 152,000
Number of shares issued, average per share												$ 13.00			$ 11.08
Number of shares issued as unrecognized compensation expense														410,632
Number of shares issued, value												$ 1,103,362
Number of shares issued, value												$ 6,927,869
Investor [Member] | Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		94,573
Number of shares issued, value		$ 1,047,863
Number of shares issued, average per share		$ 11.08
Twelve Other Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued as unrecognized compensation expense														188,688
Number of shares issued as unrecognized compensation expense, value														$ 2,081,686
Number of shares issued as stock option units														230,432
Twelve Other Employees [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price														$ 10.304
Twelve Other Employees [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price														$ 11.936
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												714,133		276,262	365,113
Number of shares issued													75,343
Number of shares issued, value													$ 15
Number of shares issued as unrecognized compensation expense												84,874
Number of shares, cancelled															1,125,000
Warrant [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares deemed												7,692